8% Convertible Notes - Additional Information (Detail) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 04, 2016	Mar. 15, 2015	Mar. 13, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2015	Oct. 29, 2015	Sep. 20, 2015
8% Convertible Notes [Line Items]
Debt Instrument, Face Amount				$ 100,000		$ 100,000		$ 605,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%						8.00%		8.00%	8.00%	8.00%
Debt Instrument, Convertible, Conversion Price			$ 0.20
Derivative Liability, Fair Value, Amount Not Offset Against Collateral				354,988		354,988
Proceeds from Issuance of Debt						395,012
Interest Expense, Debt				2,764	$ 2,764	5,529	$ 5,529	$ 11,000	$ 11,000
Convertible Notes Payable, Current				$ 100,000		$ 100,000		$ 473,747	$ 0
Common Stock [Member]
8% Convertible Notes [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	543,111			1,051,904		2,681,383		755,865
Debt [Member]
8% Convertible Notes [Line Items]
Interest Expense, Debt				$ 29,101		$ 131,252		$ 223,735
Convertible Notes Payable, Current								$ 473,747
Maximum [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			9.99%
Minimum [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			4.99%
Subscription Agreement [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Face Amount			$ 750,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%					8.00%
Debt Conversion, Description			either (a) converted into shares of the Companys common stock, $0.001 par value per share (Common Stock) or (b) the outstanding principal and accrued interest on the Notes is paid in full by the Company. Interest on the Notes becomes due and payable upon their conversion or the Stated Maturity Date and may become due and payable upon the occurrence of an event of default under the Notes. The Notes contain customary events of default, which include, among other things, (i) the Companys failure to pay other indebtedness of $100,000 or more within the specified cure period for such breach; (iii) the acceleration of the stated maturity of such indebtedness; (iii) the insolvency of the Company; and (iv) the receipt of final, non-appealable judgments in the aggregate amount of $100,000 or more.
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		$ 354,988						$ 335,092
Other Noncash Expense				13,503		142,964		67,395
Proceeds from Issuance of Debt		$ 395,012
Derivative, Gain on Derivative				54,982		192,128
Subscription Agreement [Member] | Investor [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Face Amount			$ 250,000
Convertible Debt [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Annual Principal Payment	$ 100,000			505,000		505,000		145,000
Debt Instrument, Periodic Payment, Interest	$ 8,622			15,381		31,278		$ 6,173
Stock Issued During Period, Shares, Conversion of Convertible Securities								725,000
Derivative, Gain on Derivative								$ 87,291
Convertible Notes Payable [Member]
8% Convertible Notes [Line Items]
Debt Instrument, Annual Principal Payment				$ 195,000		$ 195,000